Investment Strategy - T. Rowe Price Communications & Technology Fund	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of communications and technology companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Communications and technology companies can be involved in a variety of industries, including, but not limited to, Internet-related industries such as digital advertising, e-commerce and streaming services; media, including studios, publishers, music labels and advertising agencies; telecommunications services and infrastructure providers; payment networks; enterprise software and services; computer hardware; semiconductor design and manufacturing; and components and equipment.

Stock selection is based on fundamental, bottom-up analysis that seeks to identify companies with good appreciation prospects. The portfolio manager may use either a growth or value approach to stock selection. When assessing opportunities among growth stocks, the portfolio manager generally seeks to identify companies with capable management, attractive business niches, sound financial and accounting practices, and a demonstrated ability to increase revenues, earnings, and cash flow consistently. In looking for value stocks, the portfolio manager will seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, and with growth potential temporarily unrecognized by the market. The portfolio manager also seeks to invest in companies whose stock prices may be temporarily depressed.

The fund’s portfolio may hold stocks of either U.S. or non-U.S. companies, and may at times consist of a relatively small number of holdings. Although the fund typically invests a greater portion of its assets in U.S. stocks, there is no limit on the fund’s investments in non-U.S. securities.

The fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of communications and technology companies.